Performance Management	Apr. 30, 2026
Texas Capital Texas Equity Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual returns of the Fund’s Shares for 1 year and since inception compare to those of the Fund’s Index, a broad-based securities market index, and an additional index with characteristics relevant to the Fund’s investment strategies. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at https://fundsmanagement.texascapital.com/funds/txs/.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual returns of the Fund’s Shares for 1 year and since inception compare to those of the Fund’s Index, a broad-based securities market index, and an additional index with characteristics relevant to the Fund’s investment strategies.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31, 2024 and December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]
●	During the period shown in the bar chart, the highest return for a quarter was 10.96% during the quarter ended June 30, 2025.

●	During the period shown in the bar chart, the lowest return for a quarter was -3.43% during the quarter ended March 31, 2025.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	10.96%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(3.43%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to the Fund’s Index, a broad-based securities market index, and an additional index with characteristics relevant to the Fund’s investment strategies. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	Year Ended December 31, 2025	Since Inception (July 12, 2023)
Texas Capital Texas Equity Index ETF
Return Before Taxes	10.20%	16.37%
Return After Taxes on Distributions	9.99%	16.12%
Return After Taxes on Distributions and Sale of Fund Shares	6.19%	12.76%
Texas Capital Texas Equity Index (reflects no deduction for fees, expenses, or taxes)	10.90%	16.94%
VettaFi U.S. Equity 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.16%	19.70%
Syntax U.S. 800 MidCap Index (reflects no deduction for fees, expenses, or taxes)	11.17%	12.42%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	https://fundsmanagement.texascapital.com/funds/txs/
Texas Capital Texas Oil Index ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual returns of the Fund’s Shares for 1 year and since inception compare to those of the Fund’s Index and a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at https://fundsmanagement.texascapital.com/funds/oilt/.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual returns of the Fund’s Shares for 1 year and since inception compare to those of the Fund’s Index and a broad-based securities market index.
Bar Chart [Heading]	Annual Total Return for Years Ended December 31, 2024 and December 31, 2025
Bar Chart [Table]
Bar Chart Closing [Text Block]
●	During the period shown in the bar chart, the highest return for a quarter was 14.14% during the quarter ended March 31, 2024.

●	During the period shown in the bar chart, the lowest return for a quarter was -10.97% during the quarter ended June 30, 2025.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	14.14%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	(10.97%)
Lowest Quarterly Return, Date	Jun. 30, 2025
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table compares the Fund’s average annual total returns for the periods ended December 31, 2025 to the Fund’s Index and a broad-based securities market index. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception (December 20, 2023)
Texas Capital Texas Oil Index ETF
Return Before Taxes	-3.17%	-0.88%
Return After Taxes on Distributions	-3.87%	-1.52%
Return After Taxes on Distributions and Sale of Fund Shares	-1.37%	-0.65%
Alerian Texas Weighted Oil & Gas Index (reflects no deduction for fees, expenses, or taxes)	-2.66%	-0.65%
VettaFi U.S. Equity 3000 Index (reflects no deduction for fees, expenses, or taxes)	17.16%	21.06%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses, or taxes
Performance Availability Website Address [Text]	https://fundsmanagement.texascapital.com/funds/oilt/
Texas Capital Government Money Market Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) the performance of the Fund’s Institutional Class Shares over the past calendar year; and (b) the average annual returns of the Fund’s Institutional Class Shares for 1 year and since inception periods ended December 31, 2025. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. The Fund’s Lonestar Class Shares have not commenced operations as of the date of the Prospectus. You may obtain the Fund’s current 7-day yield by calling toll free 844.822.3837 (844.TCB.ETFS) or by visiting the Fund’s website at https://fundsmanagement.texascapital.com/funds/txgxx/. Updated performance information is also available on the Fund’s website at https://fundsmanagement.texascapital.com/funds/txgxx/.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) the performance of the Fund’s Institutional Class Shares over the past calendar year; and (b) the average annual returns of the Fund’s Institutional Class Shares for 1 year and since inception periods ended December 31, 2025.
Bar Chart [Heading]	Annual Total Return for Year Ended December 31, 2025 (Institutional Class Shares)
Bar Chart [Table]

Bar Chart Closing [Text Block]
●	During the period shown in the bar chart, the highest return for a quarter was 1.04% during the quarter ended September 30, 2025.

●	During the period shown in the bar chart, the lowest return for a quarter was 0.95% during the quarter ended December 31, 2025.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	1.04%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	lowest return for a quarter
Lowest Quarterly Return	0.95%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance [Table]
	One Year	Since Inception (July 17, 2024)
Texas Capital Government Money Market Fund (Institutional Class Shares)	4.10%	4.34%

Performance Availability Website Address [Text]	https://fundsmanagement.texascapital.com/funds/txgxx/
Performance Availability Phone [Text]	844.822.3837
Texas Capital Government Money Market ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and table below provide an indication of the risks of investing in the Fund by showing the performance of the Fund’s Shares over the past calendar year. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. You may obtain the Fund’s current 7-day yield by calling toll free 844.822.3837 (844.TCB.ETFS) or by visiting the Fund’s website at https://fundsmanagement.texascapital.com/funds/mmkt/. Updated performance information is also available on the Fund’s website at https://fundsmanagement.texascapital.com/funds/mmkt/.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing the performance of the Fund’s Shares over the past calendar year
Bar Chart [Heading]	Annual Total Return for Year Ended December 31, 2025
Bar Chart [Table]

Bar Chart Closing [Text Block]
●	During the period shown in the bar chart, the highest return for a quarter was 1.05% during the quarter ended September 30, 2025.

●	During the period shown in the bar chart, the lowest return for a quarter was 0.98% during the quarter ended December 31, 2025.

Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter
Highest Quarterly Return	1.05%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter
Lowest Quarterly Return	0.98%
Lowest Quarterly Return, Date	Dec. 31, 2025
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Narrative

This table presents the Fund’s average annual total returns for the periods ended December 31, 2025. The table also presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	One Year	Since Inception (September 24, 2024)
Texas Capital Government Money Market ETF
Return Before Taxes	4.13%	4.24%
Return After Taxes on Distributions	2.48%	2.58%
Return After Taxes on Distributions and Sale of Fund Shares	2.45%	2.53%

Performance Availability Website Address [Text]	https://fundsmanagement.texascapital.com/funds/mmkt/
Performance Availability Phone [Text]	844.822.3837